Voya Strategic Allocation Moderate Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 2.5%
11,164	iShares 20+ Year Treasury Bond ETF	$1,187,515	1.0
22,298	Schwab U.S. TIPS ETF	1,195,396	1.0
2,659	Vanguard Mid-Cap ETF	560,836	0.5

	Total Exchange-Traded Funds
	(Cost $3,237,360)	2,943,747	2.5

MUTUAL FUNDS: 97.3%
	Affiliated Investment Companies: 97.3%
3,388,364	Voya Intermediate Bond Fund - Class R6	29,648,185	25.5
1,478,360	Voya Large Cap Value Portfolio - Class R6	7,909,224	6.8
79,439	Voya Large-Cap Growth Fund - Class R6	2,994,057	2.6
618,789	Voya Limited Maturity Bond Portfolio - Class I	5,866,123	5.0
655,657	Voya MidCap Opportunities Portfolio - Class R6	2,878,336	2.5
380,978	Voya Multi-Manager Emerging Markets Equity Fund - Class I	3,451,657	3.0
183,020	Voya Multi-Manager International Equity Fund - Class I	1,747,839	1.5
342,082	Voya Multi-Manager International Factors Fund - Class I	2,976,115	2.5
308,628	Voya Multi-Manager Mid Cap Value Fund - Class I	2,709,750	2.3
31,599	(1) Voya Small Cap Growth Fund - Class R6	1,109,108	0.9
162,604	Voya Small Company Fund - Class R6	2,162,628	1.9
2,341,211	Voya U.S. Stock Index Portfolio - Class I	39,683,526	34.1
480,790	VY® BrandywineGLOBAL - Bond Portfolio - Class I	4,697,320	4.0
78,948	VY® T. Rowe Price Growth Equity Portfolio - Class I	5,423,733	4.7

	Total Mutual Funds
	(Cost $117,023,042)	113,257,601	97.3

	Total Investments in Securities (Cost $120,260,402)	$116,201,348	99.8
	Assets in Excess of Other Liabilities	203,366	0.2
	Net Assets	$116,404,714	100.0

(1)	Non-income producing security.

Voya Strategic Allocation Moderate Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$2,943,747	$–	$–	$2,943,747
Mutual Funds	113,257,601	–	–	113,257,601
Total Investments, at fair value	$116,201,348	$–	$–	$116,201,348
Other Financial Instruments+
Futures	113,928	–	–	113,928
Total Assets	$116,315,276	$–	$–	$116,315,276
Liabilities Table
Other Financial Instruments+
Futures	$(175,506)	$–	$–	$(175,506)
Total Liabilities	$(175,506)	$–	$–	$(175,506)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2023, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 3/31/2023	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund - Class R6	$27,440,957	$2,719,293	$(1,358,202)	$846,137	$29,648,185	$250,586	$(214,985)	$321
Voya Large-Cap Growth Fund - Class R6	2,668,114	166,954	(227,294)	386,283	2,994,057	-	(59,728)	-
Voya Large Cap Value Portfolio - Class R6	7,894,696	71,643	(719,124)	662,009	7,909,224	-	(450,424)	-
Voya Limited Maturity Bond Portfolio - Class I	7,245,701	434,661	(1,928,484)	114,245	5,866,123	50,627	(70,923)	-
Voya MidCap Opportunities Portfolio - Class R6	2,727,527	108,557	(256,227)	298,479	2,878,336	-	(107,841)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,343,446	1,178,968	(215,107)	144,350	3,451,657	-	(28,659)	-
Voya Multi-Manager International Equity Fund - Class I	1,876,988	10,234	(287,315)	147,932	1,747,839	-	(9,111)	-
Voya Multi-Manager International Factors Fund - Class I	3,072,571	23,341	(393,522)	273,725	2,976,115	-	(49,503)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	2,817,739	28,062	(168,141)	32,090	2,709,750	-	(21,386)	-
Voya Small Cap Growth Fund - Class R6	1,067,001	74,819	(107,276)	74,564	1,109,108	-	1,254	-
Voya Small Company Fund - Class R6	2,212,980	50,633	(196,886)	95,901	2,162,628	-	(300)	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	4,807,239	276,204	(927,834)	1,268,124	5,423,733	-	(446,687)	-
Voya U.S. Stock Index Portfolio - Class I	37,469,293	919,228	(1,455,457)	2,750,462	39,683,526	-	48,002	-
VY® BrandywineGLOBAL - Bond Portfolio - Class I	4,474,564	177,399	(214,725)	260,082	4,697,320	-	(29,984)	-
	$108,118,816	$6,239,996	$(8,455,594)	$7,354,383	$113,257,601	$301,213	$(1,440,275)	$321

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2023, the following futures contracts were outstanding for Voya Strategic Allocation Moderate Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	24	06/16/23	$2,176,200	$64,256
U.S. Treasury Ultra Long Bond	8	06/22/23	1,129,000	49,672
			$3,305,200	$113,928
Short Contracts:
MSCI EAFE Index	(11)	06/16/23	(1,153,075)	(39,546)
S&P 500® E-Mini	(11)	06/16/23	(2,275,763)	(135,960)
			$(3,428,838)	$(175,506)

At March 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $124,766,826.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$5,404,521
Gross Unrealized Depreciation	(14,031,577)
Net Unrealized Depreciation	$(8,627,056)